Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 7) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	$ 739,574	$ 800,773	$ 819,428
Future production costs	(301,527)	(304,051)	(348,787)
Future development costs	(79,396)	(74,770)	(64,121)
Future income tax expenses	(128,329)	(149,968)	(140,774)
Undiscounted future net cash flows	230,322	271,984	265,745
10 percent midyear annual discount for timing of estimated cash flows (1)	(107,129)	(128,559)	(120,216)
Standardized measure of discounted future net cash flows	123,193	143,425	145,529
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	757	579	650
Future production costs	(439)	(336)	(354)
Future development costs	(215)	(107)	(113)
Future income tax expenses	(38)	(58)	(43)
Undiscounted future net cash flows	66	78	139
10 percent midyear annual discount for timing of estimated cash flows (1)	(26)	(31)	(46)
Standardized measure of discounted future net cash flows	40	47	93
Consolidated Entity [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	740,332	801,353	820,078
Future production costs	(301,966)	(304,387)	(349,142)
Future development costs	(79,611)	(74,877)	(64,235)
Future income tax expenses	(128,366)	(150,026)	(140,818)
Undiscounted future net cash flows	230,388	272,062	265,884
10 percent midyear annual discount for timing of estimated cash flows (1)	(107,155)	(128,590)	(120,262)
Standardized measure of discounted future net cash flows	123,233	143,473	145,622
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	1,013	941	1,213
Future production costs	(116)	(139)	(191)
Future development costs	(27)	(34)	(13)
Undiscounted future net cash flows	870	768	1,009
10 percent midyear annual discount for timing of estimated cash flows (1)	(304)	(262)	(319)
Standardized measure of discounted future net cash flows	$ 567	$ 506	$ 691